Investment Risks	Apr. 15, 2025
Simplify Bond Bull ETF
Prospectus [Line Items]
Risk [Text Block]

“Active Management Risk” in the section entitled “Principal Investment Risks” on page 2 of the Prospectus is amended to add the following as the last sentence:

The Adviser’s strategy is highly sensitive to changes in interest rates.

“Option Risk” in the section entitled “Principal Investment Risks” on page 5 of the Prospectus is amended to add the following as the last sentence:

The type of options the Fund may use are highly sensitive to changes in interest rates.

“Active Management Risk” in the section entitled “Principal Investment Risks” on page 7 of the Prospectus is amended to add the following as the last sentence:

The Adviser’s strategy is highly sensitive to changes in interest rates.

“Options Risk” is the section entitled “Principal Investment Risks” on page 10 of the Prospectus is amended to add the following as the last sentence:

The type of options the Fund may use are highly sensitive to changes in interest rates.

“Swaption Risk” of the section entitled “Principal Investment Risks” on page 10 of the Prospectus is amended to add the following as the last sentence:

These swaptions are highly sensitive to changes in interest rates.

This Supplement dated April 15, 2025, provides relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.